Leases - Schedule of ROU Assets and Related Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of ROU Assets and Related Lease Liabilities [Abstract]
Operating lease ROU assets	¥ 61,958	¥ 105,201	$ 8,649
Current operating lease liabilities	29,271	47,271	4,086
Non-current operating lease liabilities	29,924	53,856	$ 4,177
Total operating lease liabilities	¥ 59,195	¥ 101,127
Weighted average lease term in years:
Operating leases	2 years 9 months 10 days	2 years 8 months 26 days	2 years 9 months 10 days
Weighted average discount rate:
Operating leases	3.09%	3.72%	3.09%
Operating lease expense	¥ 50,551	¥ 34,302
Short term lease expense	3,579	1,380
Total	¥ 54,130	¥ 35,682